PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.


                           STRONG MULTI CAP VALUE FUND


    Supplement to the Statement of Additional Information dated June 1, 2001

Effective July 27, 2001, items three and four of the Fund's Non-Fundamental Operating Policies found on page 4 are deleted.


              The date of this Statement of Additional Information
                         Supplement is August 16, 2001.






                                                            MCVSAIS/WH4027 08/01